PROPERTY AND EQUIPMENT, NET (Details Narrative) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Abstract]
Area of Land | ft²	15,000		15,000
Depreciation | $	$ 0.2	$ 0.1	$ 0.5	$ 0.3	$ 0.4	$ 0.3